Stock-based compensation	12 Months Ended
Mar. 31, 2011
Stock-based compensation

18. Stock-based compensation:

In June 1997, the parent company’s shareholders approved a stock option plan for board members. In June 2001, the shareholders approved an amendment of the plan to include both board members and key employees. Each year until June 2010, since the plans’ inception, the shareholders have approved the authorization for the grant of options for the purchase of Toyota’s common stock. Authorized shares for each year that remain ungranted are unavailable for grant in future years. Stock options granted in and after August 2002 have terms ranging from 6 years to 8 years and an exercise price equal to 1.025 times the closing price of Toyota’s common stock on the date of grant. These options generally vest 2 years from the date of grant.

For the year ended March 31, 2009, 2010 and 2011, Toyota recognized stock-based compensation expenses for stock options of ¥3,015 million, ¥2,446 million and ¥2,522 million ($30 million) as selling, general and administrative expenses.

The weighted-average grant-date fair value of options granted during the years ended March 31, 2009, 2010 and 2011 was ¥635, ¥803 and ¥724 ($9), respectively per share. The fair value of options granted is amortized over the option vesting period in determining net income attributable to Toyota Motor Corporation in the consolidated statements of income. The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2009	2010	2011
Dividend rate	3.0%	2.4%	1.5%
Risk-free interest rate	1.1%	0.7%	0.3%
Expected volatility	23%	30%	32%
Expected holding period (years)	5.0	5.0	5.0

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2008	8,341,600	¥6,038	5.71	¥1,753
Granted	3,494,000	4,726
Exercised	(119,900)	3,626
Canceled	(375,000)	6,889

Options outstanding at March 31, 2009	11,340,700	5,631	5.51	¥1
Granted	3,492,000	4,193
Exercised	(157,800)	3,116
Canceled	(958,200)	4,646

Options outstanding at March 31, 2010	13,716,700	5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	¥4,941	5.04	¥565

Options exercisable at March 31, 2009	4,971,700	¥5,302	3.76	¥1
Options exercisable at March 31, 2010	7,515,700	¥6,132	3.86	¥—
Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—

The total intrinsic value of options exercised for the years ended March 31, 2009 and 2010 was ¥97 million and ¥113 million, respectively. No options were exercised for the year ended March 31, 2011.

As of March 31, 2011, there were unrecognized compensation expenses of ¥1,693 million ($20 million) for stock options granted. Those expenses are expected to be recognized over a weighted-average period of 1.1 years.

Cash received from the exercise of stock options for the years ended March 31, 2009 and 2010 was ¥435 million and ¥492 million, respectively. No cash was received from the exercise of stock options for the year ended March 31, 2011.

The following table summarizes information for options outstanding and options exercisable at March 31, 2011:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	Dollars	Years		Yen	Dollars
¥3,183 – 6,000	10,508,800	¥4,030	$48	5.63	4,069,800	¥4,611	$55
6,001 – 7,278	5,278,000	6,754	81	3.87	5,278,000	6,754	81

3,183 – 7,278	15,786,800	4,941	59	5.04	9,347,800	5,821	70